GE LIFESTYLE FUNDS
    SEMI-ANNUAL REPORT

                                                      CONSERVATIVE STRATEGY FUND
                                                          MODERATE STRATEGY FUND
                                                        AGGRESSIVE STRATEGY FUND

[GE LOGO OMITTED]
                                                                  March 31, 1999
[GE LOGO OMITTED]
WE BRING GOOD THINGS TO LIFE.
------------

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------

A LETTER FROM THE PRESIDENT ..............................................  1

PERFORMANCE SUMMARY


     CONSERVATIVE STRATEGY FUND ..........................................  3


     MODERATE STRATEGY FUND ..............................................  4


     AGGRESSIVE STRATEGY FUND ............................................  5


     PORTFOLIO MANAGER'S BIOGRAPHY .......................................  6


     NOTES TO PERFORMANCE ................................................  6


FINANCIAL STATEMENTS
     Financial Highlights ................................................  7
     Statements of Net Assets, Operations,
         and Changes in Net Assets .......................................  8

NOTES
     Notes to Financial Statements ....................................... 13

GE LIFESTYLE FUNDS'
INVESTMENT TEAM ............................................INSIDE BACK COVER

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale or a solicitation of an offer to buy the GE LifeStyle Funds unless accompanied or preceded by the current prospectus of the GE LifeStyle Funds and the current prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Markets continue their roller-coaster ride. The closely-watched S&P 500 Index, which lost almost 20% of its value during August's global currency crisis, ended 1998 more than 28% ahead, and gained another 5% in the first quarter of 1999.


As stock prices rise and fall, the best course is to invest for the long term and diversify to minimize risk.


MARKET REVIEW


In 1998, U.S. equities returned more than 20% for the fourth consecutive year, the first time this has ever happened. In fact, this is the best four year period since 1932-1936 when the market was recovering from the 1929 crash. This bull market shows no signs of letting up as we enter the second quarter of 1999.


An aging American population investing for retirement is one force propelling the stock market higher. The U.S. economy, now in its ninth year of growth, is another. Consumer spending is fueling the economic expansion, spurred by low interest rates, strong job growth and low inflation. Strong economic growth coupled with disinflation is very positive for the stock market.


MARKET OUTLOOK


Looking ahead, we believe the fundamentals that underpin market performance remain sound. We will maintain our overweight position in European stocks in underlying GE Funds. We expect corporate consolidations and the recent adoption of a common currency to create European companies with strong earnings potential. Parts of Asia appear to be improving and some investors have started to put money back in Japan. However, we do not think the Japanese economy has turned around yet. We wait cautiously for signs of change.


We expect the U.S. economy to slow to a more sustainable growth rate in the second half of 1999. Additionally, with less difficult global economic conditions, U.S. corporate profits are poised to resume a modest growth trajectory. Since it is likely that inflation will remain low, we do not believe the U.S. Federal Reserve will alter current interest rate policy.


During periods of volatility, it is critical to maintain a well-diversified portfolio. Although we do not expect equity returns to be what they have been in the past few years, equities are still the best long-term investment if you need growth of capital. Stock selection will be a major factor as the market broadens to embrace value stocks and small- and mid-cap stocks. Fixed income investments can provide modest capital growth as well as current income, and should provide balance to your overall investment portfolio.


As markets rise and fall, the best advice is still to know your tolerance for risk and focus on long-term objectives rather than short-term market fluctuations.


YEAR 2000


On a final note, many shareholders have inquired about the impact the year 2000
(Y2K) problem may have with respect to their financial investments and recordkeeping. The GE LifeStyle Funds' adviser, GE Investment Management Incorporated (GEIM) has incorporated Y2K readiness capability into its analysis processes for the investment portfolios. In addition, it has been engaged in a multi-year effort to address Y2K date-related issues in a broad range of areas including applications, process-enabling systems and facilities. GEIM also benefits from the Y2K efforts of its parent, General Electric Company, which systematically monitors the implementation of the Y2K programs of all GE businesses and facilitates the sharing of best practices. With respect to third-party systems, GEIM like many similar companies, must largely rely on the efforts and affirmations of others; however, it will continue to work closely in partnership with our most critical vendors, State Street Bank and Trust Company, the funds' Custodian and National Financial Data Services, Inc.,

--------------------------------------------------------------------------------

the funds' Transfer Agent. Although the interaction of various software and hardware elements is highly complex -- and the possibility of Y2K related problems cannot be totally eliminated -- GEIM believes it is taking the appropriate steps.


Sincerely,

/S/SIGNATURE

Michael J. Cosgrove

MIKE COSGROVE IS THE PRESIDENT OF THE INVESTMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE INVESTMENTS AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

CONSERVATIVE STRATEGY FUND                       PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [LINE GRAPH OMITTED]

                      CONSERVATIVE STRATEGY FUND       COMPOSITE INDEX
1/5/98                       $10000.00                      $10000.00
                              10000.00                       10185.11
                              10350.00                       10488.51
3/98                          10629.97                       10705.33
                              10759.97                       10779.40
5/98                          10769.98                       10765.37
                              10829.97                       10932.35
7/98                          10839.93                       10943.57
                              10119.94                       10385.01
9/98                          10310.20                       10647.64
                              10600.00                       11065.35
11/98                         10900.00                       11341.05
                              11132.91                       11618.60
1/99                          11344.16                       11773.17
                              11080.10                       11530.62
3/99                          11312.47                       11786.12

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               4.0%        3.9%
GE U.S. Equity Fund                        10.0%        9.7%
GE Mid-Cap Growth Fund                      3.0%        2.9%
GE Value Equity Fund                        9.0%        8.7%
GE International Equity Fund               18.0%       17.8%
GE Fixed Income Fund                       51.0%       49.9%
GE Short-Term Government Fund               5.0%        4.9%
Other                                      --           2.2%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM JANUARY 5, 1998 (INCEPTION) THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------

                                 SIX         ONE       SINCE
                               MONTHS       YEAR     INCEPTION
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND         9.62%      6.42%     10.50%
Composite Index**                 10.69%     10.10%     14.09%
S&P 500 Index                     27.32%     18.53%     27.28%
MSCI EAFE Index                   22.34%      6.07%     17.04%
LB Int. Gov't/Corp. Index          0.10%      6.56%      6.54%
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

The GE Conservative Strategy Fund targets 56% to fixed income markets, 26% to domestic equity markets and 18% to international equity markets. Because the fund's long-term goal is preservation of capital, it has a high weighting in fixed-income securities. The 44% exposure to equity markets also offers some opportunity for capital appreciation. The fund will show its best relative performance during times of economic uncertainty, as it did last summer when the collapse of Russia's currency sent world markets into turmoil.

During the past six months, stock markets began to recover as investors started to believe that the world would not fall into a deflationary recession. Investors moved away from U.S. Treasuries when fears of an overheating economy and a possible Federal Reserve move to raise interest rates replaced recession fears. The fixed income portfolio had a slight loss as Treasury bond yields rose as high as 5.7% by the end of the first quarter of 1999. The underlying GE Fixed Income Fund slightly underperformed its benchmark during the six-month period. This fund increased its exposure in the mortgage and corporate sectors, which outperformed Treasuries. However, longer duration was a drag on performance as interest rates rose.

Equity markets did better than fixed income markets over the last six months. The GE Conservative Strategy Fund's component equity funds significantly outperformed the fixed income component. Some of the underlying equity funds also had higher returns than their benchmarks. The underlying GE Premier Growth Equity Fund did extremely well, outpacing its benchmark with a 34.16% gain driven by technology holdings. The underlying GE U.S. Equity Fund posted a return of 26.32%, helped by consumer sector and financial sector stocks. Although growth stocks continued to outshine value stocks, the underlying GE Value Equity Fund returned 25.04%, helped by good stock selection in pharmaceuticals and technology to outperform its benchmark. Smaller capitalization stocks still lagged large market capitalization stocks. The underlying GE Mid-Cap Growth Fund was no exception returning 18.74%, in-line with its benchmark, because of strong first-quarter stock performance. The underlying GE International Equity Fund posted a return of 20.39%. Returns on stocks outside the U.S. market trail those for their U.S. counterparts but these stocks currently sell at much lower valuation levels. We believe it is wise to diversify by holding some international stocks. We also expect the valuation discrepancy to close eventually.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
                                        3

MODERATE STRATEGY FUND                           PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                         MODERATE STRATEGY FUND              COMPOSITE INDEX
1/5/98                       $10000.00                         $10000.00
                              10010.00                          10205.81
                              10489.98                          10645.24
3/98                          10880.00                          10947.31
                              11040.04                          11032.33
5/98                          11000.08                          10975.93
                              11080.05                          11192.16
7/98                          11100.10                          11189.90
                               9990.09                          10294.51
9/98                          10220.06                          10563.25
                              10650.00                          11159.25
11/98                         11070.00                          11558.65
                              11416.37                          11945.39
1/99                          11685.11                          12148.66
                              11394.87                          11866.73
3/99                          11717.36                          12204.64

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               8.0%      7.9%
GE U.S. Equity Fund                        13.0%     12.5%
GE Mid-Cap Growth Fund                      4.0%      3.9%
GE Value Equity Fund                       13.0%     12.5%
GE International Equity Fund               25.0%     24.4%
GE Fixed Income Fund                       32.0%     30.7%
GE Short-Term Government Fund               5.0%      4.8%
Other                                      --         3.3%
--------------------------------------------------------------------------------
Total                                     100.0%     100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM JANUARY 5, 1998 (INCEPTION) THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------

                                 SIX         ONE       SINCE
                               MONTHS       YEAR     INCEPTION
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND            14.65%      7.70%     13.69%
Composite Index**                 15.54%     11.48%     17.33%
S&P 500 Index                     27.32%     18.53%     27.28%
MSCI EAFE Index                   22.34%      6.07%     17.04%
LB Int. Gov't/Corp. Index          0.10%      6.56%      6.54%
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.



The GE Moderate Strategy Fund targets 38% to domestic equity markets, 25% to international equity markets and 37% to fixed income markets. The fund's long-term goal is to preserve capital while participating in the potential appreciation offered by equity investments. The fund should provide good relative performance in both up and down markets, with the fixed income components offering protection in down markets and the international component providing diversification and the potential for superior long-term growth.

Equity markets did better than fixed income markets over the last six months. The GE Moderate Strategy Fund's equity component significantly outperformed the fixed income component. Some of the underlying equity funds also had higher returns than their benchmarks. The underlying GE Premier Growth Equity Fund did extremely well, outpacing its benchmark with a 34.16% gain driven by technology holdings. The underlying GE U.S. Equity Fund posted a return of 26.32%, helped by consumer sector and financial sector stocks. Although growth stocks continued to outshine value stocks, the underlying GE Value Equity Fund returned 25.04%, helped by good stock selection in pharmaceuticals and technology to outperform its benchmark. Smaller capitalization stocks still lagged large market capitalization stocks. The underlying GE Mid-Cap Growth Fund was no exception returning 18.74%, in-line with its benchmark because of strong fourth-quarter stock performance. The underlying GE International Equity Fund posted a return of 20.39%. Returns on stocks outside the U.S. market continue to underperform their U.S. counterparts but these stocks currently sell at much lower valuation levels. We believe it is wise to diversify by holding some international stocks. We also expect the valuation discrepancy to close eventually.

With stock markets recovering, investors moved away from U.S. Treasuries as concerns about an overheating economy and a possible Federal Reserve move to raise interest rates replaced recession fears. The fixed income portfolio had a slight loss as Treasury bond yields rose as high as 5.7% by the end of the first quarter of 1999. The underlying GE Fixed Income Fund slightly underperformed its benchmark during the six-month period. This fund increased its exposure in the mortgage and corporate sectors during the period, which outperformed Treasuries. However, longer duration negatively impacted relative performance as interest rates rose.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AGGRESSIVE STRATEGY FUND                         PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]


                        AGGRESSIVE STRATEGY FUND     COMPOSITE INDEX
1/5/98                      $10000.00                     $10000.00
                             10010.00                      10226.69
                             10630.02                      10795.28
3/98                         11110.07                      11179.57
                             11310.05                      11275.28
5/98                         11240.04                      11177.45
                             11330.08                      11440.65
7/98                         11330.08                      11425.90
                              9910.08                      10198.82
9/98                         10150.10                      10469.37
                             10730.00                      11231.49
11/98                        11240.00                      11748.80
                             11664.74                      12241.10
1/99                         11982.00                      12490.46
                             11675.31                      12170.11
3/99                         12056.03                      12589.57


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/99*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund              10.0%        9.8%
GE U.S. Equity Fund                        17.0%       16.2%
GE Mid-Cap Growth Fund                      6.0%        5.8%
GE Value Equity Fund                       16.0%       15.2%
GE International Equity Fund               32.0%       30.9%
GE Fixed Income Fund                       14.0%       13.3%
GE Short-Term Government Fund               5.0%        4.8%
Other                                      --           4.0%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM JANUARY 5, 1998 (INCEPTION) THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------

                                 SIX         ONE       SINCE
                               MONTHS       YEAR     INCEPTION
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND          18.78%      8.52%     16.34%
Composite Index**                 20.25%     12.61%     20.29%
S&P 500 Index                     27.32%     18.53%     27.28%
MSCI EAFE Index                   22.34%      6.07%     17.04%
LB Int. Gov't/Corp. Index          0.10%      6.56%      6.54%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

The GE Aggressive Strategy Fund targets 49% to domestic equity markets, 32% to international equity markets and 19% to fixed income markets. The fund has a high weighting in equities because its long-term goal is appreciation of capital. However, the fixed income component provides some downside protection that can prove valuable in times of uncertainty such as last summer, when the collapse of Russia's currency sent the world markets into turmoil. This fund generally will underperform the GE Moderate and Conservative Strategy Funds during such periods, but will generally outperform those funds when stock markets around the world are strong, as they have been in the last two quarters.

Equity markets did better than fixed income markets over the last six months. The GE Aggressive Strategy Fund's equity component significantly outperformed fixed income funds. Most of the underlying equity funds also had higher returns than their benchmarks. The underlying GE Premier Growth Equity Fund did extremely well, outpacing its benchmark with a 34.16% gain driven by technology and telecommunications holdings. The underlying GE U.S. Equity Fund posted a return of 26.32%, helped by the consumer sector and financial sector stocks. Although growth stocks continued to outperform value stocks, the underlying GE Value Equity Fund returned 25.04%, helped by good stock selection in pharmaceuticals and technology to outperform its benchmark. Smaller capitalization stocks still lagged large market capitalization stocks. The underlying GE Mid-Cap Growth Fund was no exception returning 18.74%, in-line with its benchmark, because of strong fourth-quarter stock performance. The underlying GE International Equity Fund posted a return of 20.39%. Returns on stocks outside the U.S. continue to underperform their U.S. counterparts but these stocks currently sell at much lower valuation levels. We believe it is wise to diversify by holding some international stocks. We also expect the valuation discrepancy to close eventually.

With stock markets recovering, investors moved away from U.S. Treasuries as concerns about an overheating economy and a possible Federal Reserve move to raise interest rates replaced recession fears. The fixed income portfolio had a slight loss as Treasury bond yields rose as high as 5.7% by the end of the first quarter of 1999. The underlying GE Fixed Income Fund slightly underperformed its benchmark during the six-month period. The fund increased its exposure in the mortgage and corporate sectors during the period, which outperformed Treasuries. However, longer duration negatively impacted relative performance as interest rates rose.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE INVESTMENTS.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE INVESTMENTS, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE INVESTMENTS AND MANAGES TOTAL ASSETS OF OVER $35 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE INVESTMENTS IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT.

NOTES TO PERFORMANCE  (UNAUDITED)
--------------------------------------------------------------------------------
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

A number of the broad market index returns are not available for the funds' commencement of investment operations through March 31, 1999. In instances where the inception date was not at the beginning of the month, broad market index returns are calculated from the month-end nearest to the funds' inception dates.

The Adviser has voluntarily agreed to waive and/or bear certain fees and fund expenses. Without these provisions, the performance returns would have been lower. These provisions may be terminated in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ) and the Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Gov't/Corp) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The MSCI EAFE is a composite of foreign securities traded in 22 developed markets representing Europe, Australasia and Far East. The LB Int. Gov't/Corp is comprised of the Government bonds and Corporate bonds portion of the Lehman Brothers Aggregate Bond Index (LB Aggregate). The LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

                                                            FINANCIAL HIGHLIGHTS
                SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                    INDICATED (MARCH 31, 1999 DATA IS UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                  CONSERVATIVE              MODERATE              AGGRESSIVE
                                                                    STRATEGY                STRATEGY               STRATEGY
                                                                      FUND                    FUND                   FUND
                                                               3/31/99   9/30/98(a)    3/31/99   9/30/98(a)    3/31/99 9/30/98(a)
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --        1/5/98        --        1/5/98        --      1/5/98

Net asset value, beginning of period ........................    $10.32    $10.00      $10.22    $10.00      $10.15   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ....................................      0.23      0.31        0.11      0.61        0.16     0.34
   Net realized and unrealized gains (losses) on investments       0.74      0.01(c)     1.34     (0.39)       1.69    (0.19)(c)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .....................      0.97      0.32        1.45      0.22        1.85     0.15
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................      0.36      0.00        0.40      0.00        0.31     0.00
   Net realized gains .......................................      0.22      0.00        0.37      0.00        0.29     0.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................................      0.58      0.00        0.77      0.00        0.60     0.00
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............................    $10.71    $10.32      $10.90    $10.22      $11.40   $10.15
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (B) ............................................      9.62%     3.20%      14.65%     2.20%      18.78%    1.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................    $1,186      $979     $33,004   $25,148      $4,268   $2,939
   Ratios to average net assets:
      Net investment income* ................................      4.26%     5.85%       4.05%     7.39%       3.73%    5.79%
      Net expenses* .........................................      0.20%     0.20%       0.20%     0.20%       0.20%    0.20%
      Gross expenses* .......................................      1.41%     5.65%       0.26%     0.33%       0.62%    1.80%
   Portfolio turnover rate ..................................        46%       67%         37%       22%         20%      28%
-------------------------------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.
(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.
(c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.
*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND
MARCH 31, 1999 (UNAUDITED)
------------------------------------------------------------------------------

                                             NUMBER
                                            OF SHARES                   VALUE
------------------------------------------------------------------------------
INVESTMENTS -- 99.9%
------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class A) ...    1,753                $  46,569
GE U.S. Equity Fund (Class A) .............    3,521                  115,307
GE Mid-Cap Growth Fund (Class A) ..........    3,561                   34,972
GE Value Equity Fund (Class A) ............    8,674                  103,744
GE International Equity Fund (Class A) ....   12,145                  211,680
GE Fixed Income Fund (Class A) ............   48,596                  591,419
GE Short-Term Government Fund (Class A) ...    4,914                   58,081
GEI Short-Term Investment Fund ............   22,636                   22,636

TOTAL INVESTMENTS
   (COST $1,151,569) ......................                         1,184,408
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
------------------------------------------------------------------------------
Other Assets ..............................                             2,799
Liabilities ...............................                            (1,090)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............                             1,709
------------------------------------------------------------------------------
NET ASSETS-- 100% .........................                        $1,186,117
------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Capital paid in ...........................                        $1,130,483
Undistributed net investment income .......                            19,292
Accumulated net realized gain .............                             3,503
Net unrealized appreciation on investments                             32,839
------------------------------------------------------------------------------
NET ASSETS ................................                        $1,186,117
------------------------------------------------------------------------------

Shares outstanding (par value $.001) ......                           110,710
Net asset value per share .................                           $ 10.71
Maximum offering price per share ..........                           $ 11.36

-------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MODERATE STRATEGY FUND
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                              NUMBER
                                             OF SHARES                   VALUE
-------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
-------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class A) ...    97,573              $ 2,592,513
GE U.S. Equity Fund (Class A) .............   126,450                4,141,251
GE Mid-Cap Growth Fund (Class A) ..........   132,171                1,297,921
GE Value Equity Fund (Class A) ............   345,717                4,134,773
GE International Equity Fund (Class A) ....   461,201                8,038,735
GE Fixed Income Fund (Class A)                833,074               10,138,506
GE Short-Term Government Fund (Class A) ...   135,157                1,597,553
GEI Short-Term Investment Fund ............ 1,077,245                1,077,245

TOTAL INVESTMENTS
   (COST $31,206,441) ................................              33,018,497
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
-------------------------------------------------------------------------------
Other Assets .........................................                  28,143
Liabilities ..........................................                 (42,632)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................                 (14,489)
-------------------------------------------------------------------------------
NET ASSETS-- 100% ....................................            $ 33,004,008
-------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Capital paid in ......................................           $  30,495,606
Undistributed net investment income ..................                 977,539
Accumulated net realized (loss) ......................                (281,193)
Net unrealized appreciation on investments ...........               1,812,056
-------------------------------------------------------------------------------
NET ASSETS ...........................................            $ 33,004,008
-------------------------------------------------------------------------------

Shares outstanding (par value $.001) .................               3,029,032
Net asset value per share ............................                 $ 10.90
Maximum offering price per share .....................                 $ 11.56

----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

AGGRESSIVE STRATEGY FUND
MARCH 31, 1999 (UNAUDITED)
-------------------------------------------------------------------------------


                                                NUMBER
                                               OF SHARES            VALUE
--------------------------------------------------------------------------
INVESTMENTS -- 99.4%
--------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class A) .......  15,663      $    416,177
GE U.S. Equity Fund (Class A) .................  21,160           692,994
GE Mid-Cap Growth Fund (Class A) ..............  25,274           248,195
GE Value Equity Fund (Class A) ................  54,398           650,606
GE International Equity Fund (Class A) ........  75,577         1,317,304
GE Fixed Income Fund (Class A) ................  46,693           568,253
GE Short-Term Government Fund (Class A) .......  17,211           203,438
GEI Short-Term Investment Fund ................ 147,249           147,249

TOTAL INVESTMENTS
   (COST $4,022,483) ..........................                 4,244,216
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
--------------------------------------------------------------------------
Other Assets ..................................                    24,913
Liabilities ...................................                      (707)
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..................                    24,206
--------------------------------------------------------------------------
NET ASSETS-- 100% .............................               $ 4,268,422
--------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------
Capital paid in ...............................               $ 4,011,889
Undistributed net investment income ...........                    69,425
Accumulated net realized (loss) ...............                   (34,624)
Net unrealized appreciation on investments ....                   221,732

--------------------------------------------------------------------------
NET ASSETS ....................................               $ 4,268,422
--------------------------------------------------------------------------
Shares outstanding (par value $.001) ..........                   374,286
Net asset value per share .....................                   $ 11.40
Maximum offering price per share ..............                   $ 12.10

-------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------------------
                                              CONSERVATIVE        MODERATE         AGGRESSIVE
                                                STRATEGY          STRATEGY          STRATEGY
                                                  FUND              FUND              FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ...........................     $  9,485        $  356,313        $  49,656
      Interest ............................       16,872           283,642           18,477
--------------------------------------------------------------------------------------------
   TOTAL INCOME ...........................       26,357           639,955           68,133
--------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees .................        7,074             7,074            7,074
      Trustees' fees ......................           97             2,579              286
      Advisory fees .......................        1,181            30,081            3,467
--------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ....        8,352            39,734           10,827
      Less: Expenses reimbursed by
         the Adviser ......................       (7,171)           (9,653)          (7,360)
--------------------------------------------------------------------------------------------
      Net expenses ........................        1,181            30,081            3,467
--------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..................       25,176           609,874           64,666
--------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments ........       19,418           644,269           41,358
      Increase in unrealized
         appreciation on investments ......       58,428         2,699,370          437,610
--------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ...................       77,846         3,343,639          478,968
--------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...........     $103,022        $3,953,513         $543,634
--------------------------------------------------------------------------------------------



-------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------
                                                         CONSERVATIVE                          MODERATE
                                                           STRATEGY                            STRATEGY
                                                             FUND                                FUND
                                                PERIOD ENDED         YEAR          PERIOD ENDED         YEAR
                                               MARCH 31, 1999        ENDED        MARCH 31, 1999        ENDED
                                                 (UNAUDITED)  SEPTEMBER 30, 1998*   (UNAUDITED)  SEPTEMBER 30, 1998*
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                     $    25,176    $    28,991       $    609,874       $  1,496,553
      Net realized gain on investments               19,418          4,805            644,269            115,426
      Net increase (decrease) in unrealized
       appreciation/depreciation                     58,428        (25,589)         2,699,370           (887,314)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations                            103,022          8,207          3,953,513            724,665
----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                         (34,875)            --         (1,128,888)                --
      Net realized gains                            (20,720)            --         (1,040,888)                --
----------------------------------------------------------------------------------------------------------------------
   Total distributions                              (55,595)            --         (2,169,776)                --
----------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions                   47,427          8,207          1,783,737            724,665
----------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares                  967,459      1,407,890          7,764,451         30,007,903
      Value of distributions reinvested              55,595             --          2,169,776                 --
      Cost of shares redeemed                      (863,531)      (436,930)        (3,861,577)        (5,584,947)
----------------------------------------------------------------------------------------------------------------------
      Net increase from
         share transactions                         159,523        970,960          6,072,650         24,422,956
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS                     206,950        979,167          7,856,387         25,147,621

NET ASSETS
   Beginning of period                              979,167             --         25,147,621                 --
----------------------------------------------------------------------------------------------------------------------
   End of period                                 $1,186,117     $  979,167        $33,004,008        $25,147,621
----------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD                               $     19,292    $    28,991        $   977,539       $  1,496,553
----------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription                          91,470        136,768            718,398          2,984,135
Issued for distributions reinvested                   5,402             --            211,685                 --
Shares redeemed                                     (81,063)       (41,867)          (362,705)          (522,481)
----------------------------------------------------------------------------------------------------------------------
Net increase in fund shares                          15,809         94,901            567,378          2,461,654
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                        AGGRESSIVE
                                                         STRATEGY
                                                            FUND
                                                 PERIOD ENDED         YEAR
                                                MARCH 31, 1999        ENDED
                                                  (UNAUDITED)   SEPTEMBER 30, 1998*
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                     $    64,666    $     97,572
      Net realized gain on investments               41,358          10,185
      Net increase (decrease) in unrealized
       appreciation/depreciation                    437,610        (215,878)
------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations                            543,634        (108,121)
------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                         (92,813)             --
      Net realized gains                            (86,167)             --
------------------------------------------------------------------------------------
   Total distributions                             (178,980)             --
------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions                  364,654        (108,121)
------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares                1,621,805       3,969,684
      Value of distributions reinvested             178,980              --
      Cost of shares redeemed                      (836,357)       (922,223)
------------------------------------------------------------------------------------
      Net increase from
         share transactions                         964,428       3,047,461
------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS                   1,329,082       2,939,340

NET ASSETS
   Beginning of period                            2,939,340              --
------------------------------------------------------------------------------------
   End of period                                 $4,268,422      $2,939,340
------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD                                $    69,425    $     97,572
------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription                         146,761         377,801
Issued for distributions reinvested                  16,981              --
Shares redeemed                                     (79,174)        (88,083)
------------------------------------------------------------------------------------
Net increase in fund shares                          84,568         289,718
------------------------------------------------------------------------------------

* FOR THE PERIOD JANUARY 5, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1998.

---------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940 (as amended) (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds, three of which are included in a separate semi-annual Report. Each GE LifeStyle Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and money market instruments suited to its particular investment objective. These financial statements only represent the activities of the GE LifeStyle Strategy series (each a "Fund" and collectively the "Funds"). The objectives of the Funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective through investment in a mix of equity-oriented funds and fixed income-oriented funds, with a bias toward equity-oriented or fixed income-oriented funds to be determined by then current market forces.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective through investment in various equity-oriented funds and fixed income-oriented funds, with the bias toward equity-oriented funds for enhanced growth potential.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective through investment in a selection of equity-oriented funds and fixed income-oriented funds, typically with a strong bias under normal market conditions toward equity-oriented funds for substantial growth potential.

The maximum sales load imposed on purchases of shares (as a percentage of offering price) for the funds is 5.75%. The maximum contingent deferred sales load (as a percentage of redemption proceeds) is 1.00% and is imposed for shares redeemed within one year of purchase that were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more.

The commencement date of the Funds was January 5, 1998.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates, but are expected to be immaterial.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost.

Transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and realized gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

INVESTMENT INCOME
Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on accrual basis.

EXPENSES
The Funds pay an advisory and administration fee to GE Investment Management Incorporated ("GEIM"). This fee includes any normal operating expenses payable by

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

the Funds, except for brokerage fees and commissions, interest, taxes, fees paid to the Trust's independent Trustees, transfer agent fees and extraordinary expenses. Until further notice, GEIM has agreed to voluntarily reduce or otherwise limit "other expenses".


DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments. During any particular year, net realized gains from investment transactions in excess of any applicable capital loss carryforwards would be taxable to the Funds if not distributed and, therefore, will be declared and paid to their shareholders annually.


REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.


3.   FEES AND COMPENSATION PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
GEIM, a registered investment adviser, was retained by the Trust's Board of Trustees effective September 11, 1996 to act as investment adviser and administrator of the Funds.

Compensation of GEIM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEIM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEIM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person. These fees are allocated equally among the Funds.

OTHER
For the period ended March 31, 1999, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 1999, were as follows:



                        GROSS         GROSS         NET
                     UNREALIZED    UNREALIZED   UNREALIZED
                    APPRECIATION  DEPRECIATION APPRECIATION
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund    $    42,001    $    9,162 $     32,839

GE Moderate
   Strategy Fund      2,031,888       219,832    1,812,056

GE Aggressive
   Strategy Fund        227,677         5,945      221,732

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 1999.

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 1999, were as follows:




                               PURCHASES            SALES
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund            $    645,178      $    528,224

GE Moderate
   Strategy Fund              14,893,782        11,047,973

GE Aggressive
   Strategy Fund               1,428,813           689,210


6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at March 31, 1999.

                                     5% OR GREATER SHAREHOLDERS
                                    -----------------------------
                                                       % OF
                                       NUMBER        FUND HELD
--------------------------------------------------------------------------------

GE Conservative Strategy Fund              4              96%

GE Moderate Strategy Fund                  2              96%

GE Aggressive Strategy Fund                4              96%



Investment activities of these shareholders could have a material impact on these funds.

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by
  Ralph R. Layman

  GE PREMIER GROWTH EQUITY FUND
  David B. Carlson

  GE MID-CAP GROWTH FUND
  Ralph E. Whitman, Jr.

  GE VALUE EQUITY FUND
  Peter J. Hathaway

  GE U.S. EQUITY FUND
  Team led by
  Eugene K. Bolton

  GE FIXED INCOME FUND
  GE SHORT-TERM GOVERNMENT FUND
  GE MONEY MARKET FUND
  Team led by
  Robert A. MacDougall


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Investment Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Jeffrey A. Groh

  ASSISTANT TREASURERS
  Michael M. D'Ambrosio
  Michael J. Tansley

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  Jeffrey A. Groh, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, INSTITUTIONAL MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE INVESTMENT MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

                                                                          904178

GE LIFESTYLE FUNDS
      SEMI-ANNUAL REPORT
                                                    CONSERVATIVE ALLOCATION FUND
                                                        MODERATE ALLOCATION FUND
                                                      AGGRESSIVE ALLOCATION FUND

                                                               [GE LOGO OMITTED]
                                                                  March 31, 1999
[GE LOGO OMITTED]
WE BRING GOOD THINGS TO LIFE.
------------

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------
A LETTER FROM THE PRESIDENT ............................................    1

PERFORMANCE SUMMARY

     CONSERVATIVE ALLOCATION FUND ......................................    3

     MODERATE ALLOCATION FUND ..........................................    4

     AGGRESSIVE ALLOCATION FUND ........................................    5

     PORTFOLIO MANAGER'S BIOGRAPHY .....................................    6

     NOTES TO PERFORMANCE ..............................................    6

FINANCIAL STATEMENTS
     Financial Highlights ..............................................    7
     Statements of Net Assets, Operations,
        and Changes in Net Assets ......................................    8

NOTES
     Notes to Financial Statements .....................................   13

GE LIFESTYLE FUNDS'
INVESTMENT TEAM ........................................... INSIDE BACK COVER


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale or a solicitation of an offer to buy the GE LifeStyle Funds unless accompanied or preceded by the current prospectus of the GE LifeStyle Funds and the current prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Markets continue their roller-coaster ride. The closely-watched S&P 500 Index, which lost almost 20% of its value during August's global currency crisis, ended 1998 more than 28% ahead, and gained another 5% in the first quarter of 1999.


As stock prices rise and fall, the best course is to invest for the long term and diversify to minimize risk.


MARKET REVIEW


In 1998, U.S. equities returned more than 20% for the fourth consecutive year, the first time this has ever happened. In fact, this is the best four year period since 1932-1936 when the market was recovering from the 1929 crash. This bull market shows no signs of letting up as we enter the second quarter of 1999.


An aging American population investing for retirement is one force propelling the stock market higher. The U.S. economy, now in its ninth year of growth, is another. Consumer spending is fueling the economic expansion, spurred by low interest rates, strong job growth and low inflation. Strong economic growth coupled with disinflation is very positive for the stock market.


MARKET OUTLOOK


Looking ahead, we believe the fundamentals that underpin market performance remain sound. We will maintain our overweight position in European stocks in the underlying GE Funds. We expect corporate consolidations and the recent adoption of a common currency to create European companies with strong earnings potential. Parts of Asia appear to be improving and some investors have started to put money back in Japan. However, we do not think the Japanese economy has turned around yet. We wait cautiously for signs of change.


We expect the U.S. economy to slow to a more sustainable growth rate in the second half of 1999. Additionally, with less difficult global economic conditions, U.S. corporate profits are poised to resume a modest growth trajectory. Since it is likely that inflation will remain low, we do not believe the U.S. Federal Reserve will alter current interest rate policy.


During periods of volatility, it is critical to maintain a well-diversified portfolio. Although we do not expect equity returns to be what they have been in the past few years, equities are still the best long-term investment if you need growth of capital. Stock selection will be a major factor as the market broadens to embrace value stocks and small- and mid-cap stocks. Fixed income investments can provide modest capital growth as well as current income, and should provide balance to your overall investment portfolio.


As markets rise and fall, the best advice is still to know your tolerance for risk and focus on long-term objectives rather than short-term market fluctuations.


YEAR 2000


On a final note, many shareholders have inquired about the impact the year 2000
(Y2K) problem may have with respect to their financial investments and recordkeeping. The GE LifeStyle Funds' adviser, GE Investment Management Incorporated (GEIM) has incorporated Y2K readiness capability into its analysis processes for the investment portfolios. In addition, it has been engaged in a multi-year effort to address Y2K date-related issues in a broad range of areas including applications, process-enabling systems and facilities. GEIM also benefits from the Y2K efforts of its parent, General Electric Company, which systematically monitors the implementation of the Y2K programs of all GE businesses and facilitates the sharing of best practices. With respect to third-party systems, GEIM like many similar companies, must largely rely on the efforts and affirmations of others; however, it will continue to work closely in partnership with our most critical vendors, State Street Bank and Trust Company, the funds' Custodian and National Data Services, Inc.,

--------------------------------------------------------------------------------

the funds' Transfer Agent. Although the interaction of various software and hardware elements is highly complex -- and the possibility of Y2K related problems cannot be totally eliminated -- GEIM believes it is taking the appropriate steps.


Sincerely,

/S/SIGNATURE

Michael J. Cosgrove


MIKE COSGROVE IS THE PRESIDENT OF THE INVESTMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE INVESTMENTS AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

CONSERVATIVE ALLOCATION FUND                     PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]

                       CONSERVATIVE ALLOCATION FUND        COMPOSITE INDEX
12/31/98                     $10000.00                          $10000.00
1/99                          10180.00                           10133.04
2/99                           9950.00                            9924.28
3/99                          10160.00                           10144.18

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               4.0%        4.0%
GE U.S. Equity Fund                        10.0%        9.7%
GE Mid-Cap Growth Fund                      3.0%        2.9%
GE Value Equity Fund                        9.0%        8.7%
GE International Equity Fund               18.0%       17.4%
GE Fixed Income Fund                       51.0%       49.0%
GE Short-Term Government Fund               5.0%        4.8%
Other                                      --           3.5%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM DECEMBER 31, 1998 (INCEPTION) THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND                              1.60%
Composite Index**                                       1.44%
S&P 500 Index                                           4.95%
MSCI EAFE Index                                         1.39%
LB Int. Gov't/Corp. Index                              (0.19%)
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.


The GE Conservative Allocation Fund targets 56% to fixed income markets, 26% to domestic equity markets and 18% to international equity markets. Because the fund's long-term goal is preservation of capital, it has a high weighting in fixed-income securities. The 44% exposure to equity markets also offers some opportunity for capital appreciation. The fund will show its best relative performance during times of economic uncertainty, as it did last summer when the collapse of Russia's currency sent world markets into turmoil.

During the last quarter, stock markets began to recover as investors started to believe that the world would not fall into a deflationary recession. Investors moved away from U.S. Treasuries when fears of an overheating economy and a possible Federal Reserve move to raise interest rates replaced recession fears. The fixed income portfolio had a slight loss as Treasury bond yields rose as high as 5.7% by the end of the first quarter of 1999. The underlying GE Fixed Income Fund slightly underperformed its benchmark during the three-month period. This fund increased its exposure in the mortgage and corporate sectors, which outperformed Treasuries. However, longer duration was a drag on performance as interest rates rose.

Equity markets did better than fixed income markets over the last three months. The GE Conservative Allocation Fund's component equity funds outperformed the fixed income component. Some of the underlying equity funds also had higher returns than their benchmarks. The underlying GE Premier Growth Equity Fund did extremely well, outpacing its benchmark with an 8.84% gain driven by technology holdings. The underlying GE U.S. Equity Fund posted a return of 5.59%, helped by consumer sector and financial sector stocks. Although growth stocks continued to outshine value stocks, the underlying GE Value Equity Fund returned 4.44%, helped by good stock selection in pharmaceuticals and technology to outperform its benchmark. Smaller capitalization stocks continued to significantly lag behind large market capitalization stocks, and the underlying GE Mid-Cap Growth Fund was no exception. However, its slightly negative return was significantly better than its benchmark. The underlying GE International Equity Fund posted a return of 3.33%. Returns on stocks outside the U.S. market trail those for their U.S. counterparts but these stocks currently sell at much lower valuation levels. We believe it is wise to diversify by holding some international stocks. We also expect the valuation discrepancy to close eventually.


                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MODERATE ALLOCATION FUND                         PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            COMPARISON OF CHANGE IN
                         VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]
                     MODERATE ALLOCATION FUND            COMPOSITE INDEX
12/31/98                  $10000.00                           $10000.00
1/99                       10230.00                            10170.17
2/99                        9980.00                             9934.15
3/99                       10240.00                            10217.04

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/99*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               8.0%      7.7%
GE U.S. Equity Fund                        13.0%     12.2%
GE Mid-Cap Growth Fund                      4.0%      3.8%
GE Value Equity Fund                       13.0%     12.2%
GE International Equity Fund               25.0%     24.1%
GE Fixed Income Fund                       32.0%     31.6%
GE Short-Term Government Fund               5.0%      4.8%
Other                                      --         3.6%
--------------------------------------------------------------------------------
Total                                     100.0%     100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM DECEMBER 31, 1998 (INCEPTION) THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------
MODERATE ALLOCATION FUND                                2.40%
Composite Index**                                       2.17%
S&P 500 Index                                           4.95%
MSCI EAFE Index                                         1.39%
LB Int. Gov't/Corp. Index                              (0.19%)
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.


The GE Moderate Allocation Fund targets 38% to domestic equity markets, 25% to international equity markets and 37% to fixed income markets. The fund's long-term goal is to preserve capital while participating in the potential appreciation that equity investments offer. The fund should provide good relative performance in both up and down markets, with the fixed income component offering protection in down markets and the international allocation component providing diversification and the potential for superior long-term growth.

Equity markets did better than fixed income markets over the last three months. The GE Moderate Allocation Fund's equity component significantly outperformed the fixed income component. Most of the underlying equity funds also had higher returns than their benchmarks. The underlying GE Premier Growth Equity Fund did extremely well, outpacing its benchmark with a 8.84% gain driven by technology holdings. The underlying GE U.S. Equity Fund posted a return of 5.59%, helped by consumer sector and financial sector stocks. Although growth stocks continued to outshine value stocks, the underlying GE Value Equity Fund returned 4.44%, helped by good stock selection in pharmaceuticals and technology to outperform its benchmark. Smaller capitalization stocks continued to significantly lag behind large market capitalization stocks, and the underlying GE Mid-Cap Growth Fund was no exception. However, its slightly negative return was significantly better than its benchmark. The underlying GE International Equity Fund posted a return of 3.33%. Returns on stocks outside the U.S. market continue to underperform their U.S. counterparts but the stocks currently sell at much lower valuation levels. We believe it is wise to diversify by holding some international stocks. We also expect the valuation discrepancy to close eventually.

With stock markets recovering, investors moved away from U.S. Treasuries as concerns about an overheating economy and a possible Federal Reserve move to raise interest rates replaced recession fears. The fixed income portfolio had a slight loss as Treasury bond yields rose as high as 5.7% by the end of the first quarter of 1999. The underlying GE Fixed Income Fund slightly underperformed its benchmark during the three-month period. This fund increased its exposure in the mortgage and corporate sectors during the period, which outperformed Treasuries. However, longer duration negatively impacted relative performance as interest rates rose.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AGGRESSIVE ALLOCATION FUND                       PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [LINE CHART OMITTED]

               AGGRESSIVE ALLOCATION FUND     COMPOSITE INDEX
12/31/98             $10000.00                 $10000.00
1/99                  10270.00                  10203.71
2/99                  10010.00                   9942.01
3/99                  10340.00                  10284.68

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/99*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund              10.0%        9.9%
GE U.S. Equity Fund                        17.0%       16.3%
GE Mid-Cap Growth Fund                      6.0%        5.8%
GE Value Equity Fund                       16.0%       15.3%
GE International Equity Fund               32.0%       31.1%
GE Fixed Income Fund                       14.0%       13.3%
GE Short-Term Government Fund               5.0%        4.8%
Other                                      --           3.5%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM DECEMBER 31, 1998 (INCEPTION) THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                              3.40%
Composite Index**                                       2.85%
S&P 500 Index                                           4.95%
MSCI EAFE Index                                         1.39%
LB Int. Gov't/Corp. Index                              (0.19%)
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.


The GE Aggressive Allocation Fund targets 49% to domestic equity markets, 32% to international equity markets and 19% to fixed income markets. The fund has a high weighting in equities because its long-term goal is appreciation of capital. However, the fixed income component provides some downside protection that can prove valuable in times of uncertainty such as last summer, when the collapse of Russia's currency sent the world markets into turmoil. This fund generally will underperform the GE Moderate and Conservative Funds during such periods, but will generally outperform those funds when stock markets around the world are doing well, as in the just-completed quarter.

Equity markets did better than fixed income markets over the last three months. The GE Aggressive Allocation Fund's equity component significantly outperformed the fixed income component. Some of the underlying equity funds also had higher returns than their benchmarks. The underlying GE Premier Growth Equity Fund did extremely well, outpacing its benchmark with a 8.84% gain driven by technology holdings. The underlying GE U.S. Equity Fund posted a return of 5.59%, helped by the consumer sector and financial sector stocks. Although growth stocks continued to outperform value stocks, the underlying GE Value Equity Fund returned 4.44%, helped by good stock selection in pharmaceuticals, technology and telecommunications to outperform its benchmark. Smaller capitalization stocks continued to significantly lag behind large market capitalization stocks, and the underlying GE Mid-Cap Growth Fund was no exception. However, its slightly negative return was significantly better than its benchmark. The underlying GE International Equity Fund posted a return of 3.33%. Returns on stocks outside the U.S. market continue to underperform those for their U.S. counterparts but the stocks currently sell at much lower valuation levels. We believe it is wise to diversify by holding some international stocks. We also expect the valuation discrepancy to close eventually.

With stock markets recovering, investors moved away from U.S. Treasuries as concerns about an overheating economy and a possible Federal Reserve move to raise interest rates replaced recession fears. The fixed income portfolio had a slight loss as Treasury bond yields rose as high as 5.7% by the end of the first quarter of 1999. The underlying GE Fixed Income Fund slightly underperformed its benchmark during the three-month period. This fund increased its exposure in the mortgage and corporate sectors during the period, which outperformed Treasuries. However, longer duration negatively impacted relative performance as interest rates rose.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE INVESTMENTS.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE INVESTMENTS, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE INVESTMENTS AND MANAGES TOTAL ASSETS OF OVER $35 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE INVESTMENTS IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT.

NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

The Adviser has voluntarily agreed to waive and/or bear certain fees and fund expenses. Without these provisions, the performance returns would have been lower. These provisions may be terminated in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ) and the Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Gov't/Corp) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The MSCI EAFE is a composite of foreign securities traded in 22 developed markets representing Europe, Australasia and Far East. The LB Int. Gov't/Corp is comprised of the Government bonds and Corporate bonds portion of the Lehman Brothers Aggregate Bond Index (LB Aggregate). The LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

                                                FINANCIAL HIGHLIGHTS (UNAUDITED)
      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

---------------------------------------------------------------------------------------------------------------------------
                                                                  CONSERVATIVE               MODERATE             AGGRESSIVE
                                                                   ALLOCATION               ALLOCATION            ALLOCATION
                                                                      FUND                     FUND                  FUND
                                                                   3/31/99(a)               3/31/99(a)            3/31/99(a)
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                      12/31/98                12/31/98                12/31/98
Net asset value, beginning of period ...........................      $10.00                   $10.00                $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .......................................        0.07                     0.03                  0.02
   Net realized and unrealized gains (losses) on investments ...        0.09                     0.21                  0.32
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ........................        0.16                     0.24                  0.34
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................        0.00                     0.00                  0.00
   Net realized gains ..........................................        0.00                     0.00                  0.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................        0.00                     0.00                  0.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................      $10.16                   $10.24                $10.34
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B) ...............................................        1.60%                    2.40%                 3.40%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................        $128                     $277                  $192
   Ratios to average net assets:
      Net investment income* ...................................        2.90%                    2.00%                 0.95%
      Net expenses* ............................................        0.20%                    0.20%                 0.20%
      Gross expenses* ..........................................        9.19%                    6.69%                 7.29%
   Portfolio turnover rate .....................................           2%                      18%                    0%
---------------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH MARCH 31, 1999.
(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.
*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

-----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
MARCH 31, 1999 (UNAUDITED)
------------------------------------------------------------------------------
                                                      NUMBER
                                                     OF SHARES          VALUE
------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class D) ............      191         $ 5,103
GE U.S. Equity Fund (Class D) ......................      385          12,359
GE Mid-Cap Growth Fund (Class D) ...................      361           3,748
GE Value Equity Fund (Class D) .....................      888          11,083
GE International Equity Fund (Class D) .............    1,263          22,339
GE Fixed Income Fund (Class D) .....................    5,149          62,717
GE Short-Term Government Fund (Class D) ............      522           6,176
GEI Short-Term Investment Fund .....................    4,468           4,468

TOTAL INVESTMENTS
   (COST $126,956) .................................                  127,993
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
------------------------------------------------------------------------------
Other Assets .......................................                       85
Liabilities ........................................                      (21)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .......................                       64
------------------------------------------------------------------------------
NET ASSETS-- 100% ..................................                 $128,057
------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Capital paid in ....................................                 $126,093
Undistributed net investment income ................                      830
Accumulated net realized gain ......................                       96
Net unrealized appreciation on investments .........                    1,038
------------------------------------------------------------------------------
NET ASSETS .........................................                 $128,057
------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...............                   12,602
Net asset value per share ..........................               $    10.16
Maximum offering price per share ...................               $    10.78

---------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MODERATE ALLOCATION FUND
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------
                                                 NUMBER
                                                OF SHARES           VALUE
--------------------------------------------------------------------------
INVESTMENTS -- 100.0%
--------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class D) ........     802         $ 21,420
GE U.S. Equity Fund (Class D) ..................   1,051           33,725
GE Mid-Cap Growth Fund (Class D) ...............   1,006           10,442
GE Value Equity Fund (Class D) .................   2,710           33,826
GE International Equity Fund (Class D) .........   3,762           66,548
GE Fixed Income Fund (Class D) .................   7,179           87,443
GE Short-Term Government Fund (Class D) ........   1,132           13,389
GEI Short-Term Investment Fund .................   9,613            9,613

TOTAL INVESTMENTS
   (COST $272,590) .............................                  276,406
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------
Other Assets ...................................                      151
Liabilities ....................................                      (40)
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................                      111
--------------------------------------------------------------------------
NET ASSETS-- 100% ..............................                 $276,517
--------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------
Capital paid in ................................                 $272,344
Undistributed net investment income ............                      794
Accumulated net realized (loss) ................                     (436)
Net unrealized appreciation on investments .....                    3,815
--------------------------------------------------------------------------
NET ASSETS .....................................                 $276,517
--------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........                   26,994
Net asset value per share ......................                $   10.24
Maximum offering price per share ...............                $   10.86

-----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------
                                                   NUMBER
                                                  OF SHARES           VALUE
----------------------------------------------------------------------------
INVESTMENTS -- 100.0%
----------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class D) .....          709        $  18,939
GE U.S. Equity Fund (Class D) ...............          976           31,334
GE Mid-Cap Growth Fund (Class D) ............        1,083           11,238
GE Value Equity Fund (Class D) ..............        2,355           29,392
GE International Equity Fund (Class D) ......        3,377           59,736
GE Fixed Income Fund (Class D) ..............        2,101           25,588
GE Short-Term Government Fund (Class D) .....          774            9,161
GEI Short-Term Investment Fund ..............        6,679            6,679

TOTAL INVESTMENTS
   (COST $186,761) ..........................                       192,067
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
----------------------------------------------------------------------------
Other Assets ................................                            64
Liabilities .................................                           (31)
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ................                            33
----------------------------------------------------------------------------
NET ASSETS-- 100% ...........................                      $192,100
----------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Capital paid in .............................                      $186,447
Undistributed net investment income .........                           347
Accumulated net realized gain ...............                            --
Net unrealized appreciation on investments ..                         5,306
----------------------------------------------------------------------------
NET ASSETS ..................................                      $192,100
----------------------------------------------------------------------------

Shares outstanding (par value $.001) ........                        18,574
Net asset value per share ...................                      $  10.34
Maximum offering price per share ............                      $  10.97

------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1999* (UNAUDITED)

--------------------------------------------------------------------------------------------
                                               CONSERVATIVE        MODERATE        AGGRESSIVE
                                                ALLOCATION        ALLOCATION       ALLOCATION
                                                   FUND              FUND             FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ..............................    $    --           $    --         $    --
      Interest ...............................        887               873             420
--------------------------------------------------------------------------------------------
   TOTAL INCOME ..............................        887               873             420
--------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees ....................      2,575             2,575           2,575
      Trustees' fees .........................          3                 3               3
      Advisory fees ..........................         57                79              73
--------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .......      2,635             2,657           2,651
--------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser .........................     (2,578)           (2,578)         (2,578)
--------------------------------------------------------------------------------------------
      Net expenses ...........................         57                79              73
--------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .....................        830               794             347
--------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain (loss) on investments ....         96              (436)             --
      Increase in unrealized
         appreciation on investments .........      1,038             3,815           5,306
--------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ......................      1,134             3,379           5,306
--------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..............     $1,964            $4,173          $5,653
--------------------------------------------------------------------------------------------

  * For the period December 31, 1998 (inception) through March 31, 1999.

-------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1999* (UNAUDITED)

----------------------------------------------------------------------------------------------
                                                   CONSERVATIVE       MODERATE       AGGRESSIVE
                                                    ALLOCATION       ALLOCATION      ALLOCATION
                                                       FUND             FUND            FUND
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .....................  $      830       $      794    $       347
      Net realized gain (loss) on investments ...          96             (436)            --
      Net increase in unrealized appreciation ...       1,038            3,815          5,306
----------------------------------------------------------------------------------------------
      Net increase from operations ..............       1,964            4,173          5,653
----------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .....................          --               --             --
      Net realized gains ........................          --               --             --
----------------------------------------------------------------------------------------------
   Total distributions ..........................          --               --             --
----------------------------------------------------------------------------------------------
   Increase in net assets from
      operations and distributions ..............       1,964            4,173          5,653
----------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..............     126,093          272,344        187,570
      Value of distributions reinvested .........          --               --             --
      Cost of shares redeemed ...................          --               --         (1,123)
----------------------------------------------------------------------------------------------
      Net increase from share transactions ......     126,093          272,344        186,447
----------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS .................     128,057          276,517        192,100
----------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of period ..........................          --               --             --
----------------------------------------------------------------------------------------------
   End of period ................................    $128,057         $276,517       $192,100
----------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ................................        $830             $794           $347
----------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription .....................      12,602           26,994         18,683
Issued for distributions reinvested .............          --               --             --
Shares redeemed .................................          --               --           (109)
----------------------------------------------------------------------------------------------
Net increase in fund shares .....................      12,602           26,994         18,574
----------------------------------------------------------------------------------------------

  * FOR THE PERIOD DECEMBER 31, 1998 (INCEPTION) THROUGH MARCH 31, 1999.

----------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940 (as amended) (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds , three of which are included in a separate semi-annual report. Each GE LifeStyle Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and money market instruments suited to its particular investment objective. These financial statements only represent the activities of the GE LifeStyle Allocation series (each a "Fund" and collectively the "Funds"). The objectives of the Funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective through investment in a mix of equity-oriented funds and fixed income-oriented funds, with a bias toward equity-oriented or fixed income-oriented funds to be determined by then current market forces.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective through investment in various equity-oriented funds and fixed income-oriented funds, with the bias toward equity-oriented funds for enhanced growth potential.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective through investment in a selection of equity-oriented funds and fixed income-oriented funds, typically with a strong bias under normal market conditions toward equity-oriented funds for substantial growth potential.

The commencement date of the Funds was December 31, 1998.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates, but are expected to be immaterial.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost.

Transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and realized gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

INVESTMENT INCOME
Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on accrual basis.

EXPENSES
The Funds pay an advisory and administration fee to GE Investment Management Incorporated ("GEIM"). This fee includes any normal operating expenses payable by the Funds, except for brokerage fees and commission, interest, taxes, fees paid to the Trust's independent Trustees, transfer agent fees and extraordinary expenses. Until further notice, GEIM has agreed to voluntarily reduce or otherwise limit "other expenses."


DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

in accordance with income tax regulations which may differ from generally accepted accounting principles. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments. During any particular year, net realized gains from investment transactions in excess of any applicable capital loss carryforwards would be taxable to the Funds if not distributed and, therefore, will be declared and paid to their shareholders annually.


REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.


3.   FEES AND COMPENSATION
      PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
GEIM, a registered investment adviser, was retained by the Trust's Board of Trustees effective September 11, 1996 to act as investment adviser and administrator of the Funds.

Compensation of GEIM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEIM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEIM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person. These fees are allocated equally among the Funds.

OTHER
For the period ended March 31, 1999, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 1999, were as follows:



                        GROSS         GROSS         NET
                     UNREALIZED    UNREALIZED   UNREALIZED
                    APPRECIATION  DEPRECIATION APPRECIATION
------------------------------------------------------------
GE Conservative
   Allocation Fund    $   2,220     $   1,182    $   1,038

GE Moderate
   Allocation Fund        4,183           368        3,815

GE Aggressive
   Allocation Fund        5,709           403        5,306

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 1999.


5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 1999, were as follows:



                               PURCHASES            SALES
---------------------------------------------------------------
GE Conservative
   Allocation Fund           $   124,356         $   1,964

GE Moderate
   Allocation Fund               287,624            24,210

GE Aggressive
   Allocation Fund               180,081                 --

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at March 31, 1999.

                                     5% OR GREATER SHAREHOLDERS
                                   -------------------------------
                                                       % OF
                                       NUMBER        FUND HELD
------------------------------------------------------------------
GE Conservative Allocation Fund            3             100%

GE Moderate Allocation Fund                3             100%

GE Aggressive Allocation Fund              3             100%


At March 31, 1999, certain directly and indirectly wholly-owned subsidiaries of General Electric Company held the following percentage of shares outstanding of the GE Allocation Fund:

                                                       % OF
                                                      FUND HELD
------------------------------------------------------------------
GE Conservative
  Allocation Fund     GE Investment Management Inc.       13%
                      General Electric Capital
                      Assurance Company                   79%
GE Moderate
  Allocation Fund     GE Investment Management Inc         6%
                      General Electric Capital
                      Assurance Company                   37%
GE Aggressive
  Allocation Fund     GE Investment Management Inc         9%
                      General Electric Capital
                      Assurance Company                   54%

At March 31, 1999, an employee benefit plan of GE Railcar Services a directly wholly-owned subsidiary of General Electric Company held 8%, 57%, and 37% of the GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund, respectively.

Investment activities of these shareholders could have a material impact on these funds.

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by
  Ralph R. Layman

  GE PREMIER GROWTH EQUITY FUND
  David B. Carlson

  GE MID-CAP GROWTH FUND
  Ralph E. Whitman, Jr.

  GE VALUE EQUITY FUND
  Peter J. Hathaway

  GE U.S. EQUITY FUND
  Team led by
  Eugene K. Bolton

  GE FIXED INCOME FUND
  GE SHORT-TERM GOVERNMENT FUND
  GE MONEY MARKET FUND
  Team led by
  Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Investment Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Jeffrey A. Groh

  ASSISTANT TREASURERS
  Michael M. D'Ambrosio
  Michael J. Tansley

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  Jeffrey A. Groh, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, INSTITUTIONAL MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE INVESTMENT MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927
                                                                          904178